Other Receivables, Net	12 Months Ended
Jun. 30, 2025
Other Receivables, Net [Abstract]
Other Receivables, net
(5)	Other Receivables, net

Other receivables, net consist of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Receivables from staff (i)	4,294	2,174
Deposits related to short-term leases	12,726	6,720
Consideration receivable from disposal of long-term investments(ii)	-	805,679
Amount receivable from a third party(iii)	5,229	100,749
Other	1,293	4,916
Sub-total	23,542	920,238
Allowance for current expected credit losses	-	-
Balance at the beginning of the year		(166)
Cumulative-effect adjustment upon adoption of ASU 2016-13	(75)	-
Current period provision for (reversal of) expected credit losses	(91)	140
Balance at the end of the year	(166)	(26)
Other receivables, net	23,376	920,212

(i)	Amounts represented advances to staff or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.

(ii)	Amount represents the receivable from third-party investment firms as AIFU transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in May 2025. The shares transfer consideration is to be settled in two equal installments within two years.

(iii)	Amount as of June 30, 2025 primarily represents the outstanding receivable from the divestiture of discontinued operations.